Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
7	Goodwill and Other Intangible Assets
Goodwill
Changes in the carrying amount of goodwill are as follows:

	Radiology	Oncology	Total
Balance at December 31, 2019 (Restated – Note 4)	$355,667	$-	$355,667
Acquisitions	1,675	-	1,675
Adjustments (Note 4)	(5,732)	-	(5,732)

Balance at December 31, 2020 (Restated – Note 4)	351,610	-	351,610
Acquisitions	228,232	295,882	524,114

Balance at September 30, 2021	$579,842	$295,882	$875,724

Other Intangible Assets
Other intangible assets consist of th
e
 following:

	Weighted Average	September 30, 2021			December 31, 2020
		Gross			Gross
	Useful Life	Carrying	Accumulated	Intangible	Carrying	Accumulated	Intangible
	(in years)	Amount	Amortization	Assets, Net	Amount	Amortization	Assets, Net
Finite-lived intangible assets:
Customer contracts	19.9	$213,973	$(892)	$213,081	$-	$-	$-
Trade names	18.0	77,949	(4,775)	73,174	7,823	(3,258)	4,565
Management agreements	16.9	10,200	(50)	10,150	-	-	-
Other	1.5	4,814	(3,144)	1,670	4,508	(2,325)	2,183

Total		$306,936	$(8,861)	298,075	$12,331	$(5,583)	6,748

Indefinite-lived intangible assets				68,964			-

Total other intangible assets				$367,039			$6,748

Indefinite-lived	intangible assets consist of Certificates of Need, which arose from the acquisition of Alliance (note 5).